STATEMENT OF INVESTMENTS
BNY Mellon Dynamic Total Return Fund

July 31, 2023 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Exchange-Traded Funds - 9.5%
Registered Investment Companies - 9.5%
iShares iBoxx High Yield Corporate Bond ETF			68,406		5,164,653
SPDR Bloomberg High Yield Bond ETF			55,809		5,176,285
Total Exchange-Traded Funds (cost $10,141,174)			10,340,938
Description /Number of Contracts/Counterparty	Exercise Price	Expiration Date	Notional Amount ($)		Value ($)
Options Purchased - .6%
Call Options - .6%
Standard & Poor's 500 E-mini September Future, Contracts 50	4,550	9/15/2023	11,375,000		286,875
Standard & Poor's 500 E-mini 3rd Week October Future, Contracts 107	4,750	10/20/2023	25,412,500		327,687
Total Options Purchased (cost $407,862)			614,562
Description	Annualized Yield (%)	Maturity Date	Principal Amount ($)		Value ($)
Short-Term Investments - 72.2%
U.S. Government Securities
U.S. Treasury Bills	4.78	9/7/2023	1,500,000	[a,b]	1,491,893
U.S. Treasury Bills	4.89	8/10/2023	31,593,400	[b]	31,551,845
U.S. Treasury Bills	5.18	10/19/2023	40,307,000	[b]	39,842,187
U.S. Treasury Bills	5.22	8/24/2023	6,168,000	[b]	6,147,275
Total Short-Term Investments (cost $79,055,325)			79,033,200
Description	1-Day Yield (%)		Shares		Value ($)
Investment Companies - 12.9%
Registered Investment Companies - 12.9%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $14,162,726)	5.38		14,162,726	[c]	14,162,726
Total Investments (cost $103,767,087)			95.2%	104,151,426
Cash and Receivables (Net)			4.8%	5,271,979
Net Assets			100.0%	109,423,405

ETF—Exchange-Traded Fund

a These securities are wholly-owned by the Subsidiary referenced in Note 1.

b Security is a discount security. Income is recognized through the accretion of discount.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

c Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation (Depreciation) ($)
Futures Long
Australian 10 Year Bond	261	9/15/2023	20,409,182[a]	20,311,784	(97,398)
CAC 40 10 Euro	20	8/18/2023	1,636,021[a]	1,652,219	16,198
Cocoa	69	12/13/2023	2,329,380[b]	2,444,670	115,290
Copper	22	9/27/2023	2,092,765[b]	2,204,400	111,635
Crude Oil	1	12/19/2023	74,923[b]	79,850	4,927
Crude Soybean Oil	48	12/14/2023	1,764,491[b]	1,727,712	(36,779)
Crude Soybean Oil	2	1/12/2024	73,110[b]	71,604	(1,506)
DAX	6	9/15/2023	2,641,623[a]	2,729,344	87,721
DJ Euro Stoxx 50	11	9/15/2023	529,660[a]	543,769	14,109
E-mini Russell 2000	54	9/15/2023	5,094,191	5,436,720	342,529
FTSE 100	16	9/15/2023	1,559,270[a]	1,578,829	19,559
FTSE/MIB Index	26	9/15/2023	4,081,206[a]	4,259,463	178,257
Gasoline	1	12/29/2023	94,192[b]	100,183	5,991
Gasoline	56	11/30/2023	5,359,636[b]	5,702,424	342,788
Hang Seng	12	8/30/2023	1,499,829[a]	1,554,296	54,467
Hard Red Winter Wheat	39	12/14/2023	1,620,278[b]	1,617,525	(2,753)
IBEX 35 Index	71	8/18/2023	7,392,468[a]	7,551,569	159,101
Japanese 10 Year Mini Bond	253	9/11/2023	26,357,256[a]	26,118,940	(238,316)
Live Cattle	14	10/31/2023	988,744[b]	1,005,340	16,596
Live Cattle	2	12/29/2023	149,326[b]	146,720	(2,606)
LME Primary Aluminum	7	12/20/2023	391,715[b]	403,596	11,881
LME Primary Aluminum	91	9/20/2023	5,005,234[b]	5,159,723	154,489
LME Primary Nickel	3	9/20/2023	386,691[b]	399,636	12,945
LME Refined Pig Lead	4	12/20/2023	205,412[b]	214,925	9,513
LME Refined Pig Lead	11	9/20/2023	584,769[b]	592,625	7,856
LME Zinc	2	12/20/2023	118,331[b]	128,466	10,135
LME Zinc	5	9/20/2023	318,949[b]	320,664	1,715
Low Sulphur Gas oil	1	1/11/2024	72,527[b]	80,275	7,748
Natural Gas	1	12/27/2023	37,123[b]	37,830	707
NY Harbor ULSD	46	11/30/2023	5,085,936[b]	5,510,257	424,321
NY Harbor ULSD	1	12/29/2023	108,362[b]	118,406	10,044
Platinum	62	10/27/2023	3,008,535[b]	2,971,660	(36,875)
Silver	2	9/27/2023	248,204[b]	249,720	1,516
Soybean	61	11/14/2023	4,125,564[b]	4,061,838	(63,726)

Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation (Depreciation) ($)
Futures Long (continued)
Soybean	2	1/12/2024	140,718[b]	134,050	(6,668)
Soybean Meal	129	12/14/2023	5,342,184[b]	5,107,110	(235,074)
Soybean Meal	3	1/12/2024	123,009[b]	117,390	(5,619)
Sugar No.11	58	9/29/2023	1,576,431[b]	1,566,186	(10,245)
Sugar No.11	4	2/29/2024	109,256[b]	108,819	(437)
U.S. Treasury 10 Year Notes	101	9/20/2023	11,245,419	11,252,031	6,612
Futures Short
	49	9/15/2023	11,139,547	11,305,525	(165,978)
ASX SPI 200	63	9/21/2023	7,735,143[a]	7,784,231	(49,088)
Brent Crude	26	11/30/2023	2,052,669[b]	2,183,220	(130,551)
Canadian 10 Year Bond	257	9/20/2023	23,942,013[a]	23,407,045	534,968
Chicago SRW Wheat	94	12/14/2023	3,205,756[b]	3,251,225	(45,469)
Coffee "C"	52	12/18/2023	3,090,737[b]	3,208,725	(117,988)
Cotton No.2	37	12/6/2023	1,458,331[b]	1,567,320	(108,989)
Crude Oil	19	11/20/2023	1,406,666[b]	1,526,650	(119,984)
Euro-Bond	135	9/7/2023	19,884,954[a]	19,741,523	143,431
Gold 100 oz	17	12/27/2023	3,363,336[b]	3,415,640	(52,304)
Lean Hog	4	12/14/2023	122,759[b]	123,680	(921)
LME Primary Aluminum	89	9/20/2023	5,081,820[b]	5,046,322	35,498
LME Primary Aluminum	54	12/20/2023	2,940,138[b]	3,113,451	(173,313)
LME Primary Nickel	3	9/20/2023	414,027[b]	399,636	14,391
LME Primary Nickel	2	12/20/2023	251,766[b]	269,196	(17,430)
LME Refined Pig Lead	9	9/20/2023	463,752[b]	484,875	(21,123)
LME Zinc	4	9/20/2023	238,947[b]	256,531	(17,584)
Long Gilt	60	9/27/2023	7,359,114[a]	7,402,106	(42,992)
Low Sulphur Gas oil	11	11/10/2023	793,109[b]	914,925	(121,816)
Natural Gas	42	11/28/2023	1,463,133[b]	1,496,460	(33,327)
NYMEX Palladium	10	9/27/2023	1,351,775[b]	1,275,600	76,175
S&P/Toronto Stock Exchange 60 Index	44	9/14/2023	8,108,838[a]	8,275,130	(166,292)
Topix	13	9/7/2023	2,119,571[a]	2,126,384	(6,813)
Gross Unrealized Appreciation				2,933,113
Gross Unrealized Depreciation				(2,129,964)

a Notional amounts in foreign currency have been converted to USD using relevant foreign exchange rates.

b These securities are wholly-owned by the Subsidiary referenced in Note 1.

See notes to consolidated financial statements.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Forward Foreign Currency Exchange Contracts
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Bank of Montreal
Japanese Yen	433,232,000	United States Dollar	3,102,133	9/20/2023	(32,128)
United States Dollar	2,518,583	Euro	2,287,000	9/20/2023	(2,343)
United States Dollar	1,413,878	British Pound	1,100,000	9/20/2023	1,886
Swedish Krona	2,346,000	United States Dollar	220,421	9/20/2023	3,007
Canadian Dollar	447,000	United States Dollar	337,369	9/20/2023	1,850
Barclays Capital, Inc.
United States Dollar	1,481,795	Euro	1,347,000	9/20/2023	(2,983)
Norwegian Krone	4,162,000	United States Dollar	387,957	9/20/2023	23,368
Japanese Yen	206,739,000	United States Dollar	1,454,167	9/20/2023	10,844
United States Dollar	336,587	British Pound	264,000	9/20/2023	(2,291)
Citigroup Global Markets Inc.
Canadian Dollar	1,655,000	United States Dollar	1,254,969	9/20/2023	977
United States Dollar	62,214	Canadian Dollar	83,000	9/20/2023	(773)
New Zealand Dollar	148,000	United States Dollar	94,394	9/20/2023	(2,465)
United States Dollar	45,081	New Zealand Dollar	74,000	9/20/2023	(883)
British Pound	1,365,000	United States Dollar	1,715,329	9/20/2023	36,825
United States Dollar	668,226	British Pound	521,000	9/20/2023	(545)
Swiss Franc	530,000	United States Dollar	595,882	9/20/2023	15,262
United States Dollar	57,258	Swiss Franc	51,000	9/20/2023	(1,550)
Norwegian Krone	6,045,000	United States Dollar	566,937	9/20/2023	30,483
United States Dollar	41,539	Norwegian Krone	451,000	9/20/2023	(3,033)
Japanese Yen	207,780,000	United States Dollar	1,493,357	9/20/2023	(20,969)
United States Dollar	1,676,486	Japanese Yen	229,173,000	9/20/2023	52,501
Canadian Dollar	3,061,000	United States Dollar	2,300,648	9/20/2023	22,284
Swedish Krona	968,000	United States Dollar	95,000	9/20/2023	(2,810)

Forward Foreign Currency Exchange Contracts (continued)
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Citigroup Global Markets Inc. (continued)
United States Dollar	9,339,439	Swedish Krona	100,538,915	9/20/2023	(235,657)
Australian Dollar	139,000	United States Dollar	95,481	9/20/2023	(1,947)
United States Dollar	42,402	Australian Dollar	63,000	9/20/2023	9
Euro	119,000	United States Dollar	134,204	9/20/2023	(3,032)
United States Dollar	5,660,367	Euro	5,157,000	9/20/2023	(24,116)
Goldman Sachs & Co. LLC
Canadian Dollar	3,812,000	United States Dollar	2,884,539	9/20/2023	8,312
United States Dollar	1,094,881	Canadian Dollar	1,454,000	9/20/2023	(8,531)
New Zealand Dollar	2,231,000	United States Dollar	1,392,895	9/20/2023	(7,132)
United States Dollar	661,502	New Zealand Dollar	1,037,000	9/20/2023	17,380
Swedish Krona	42,957,000	United States Dollar	4,126,939	9/20/2023	(35,813)
Euro	3,751,000	United States Dollar	4,212,571	9/20/2023	(77,900)
United States Dollar	1,655,512	Euro	1,511,000	9/20/2023	(10,040)
Australian Dollar	101,000	United States Dollar	68,533	9/20/2023	(570)
United States Dollar	260,995	Australian Dollar	387,000	9/20/2023	581
Euro	86,000	United States Dollar	94,262	9/20/2023	534
United States Dollar	12,473,311	Euro	11,351,000	9/20/2023	(38,725)
Norwegian Krone	44,504,000	United States Dollar	4,303,793	9/20/2023	94,482
Australian Dollar	3,375,000	United States Dollar	2,296,072	9/20/2023	(25,019)
United States Dollar	961,738	Australian Dollar	1,418,000	9/20/2023	7,559
Japanese Yen	2,206,852,015	United States Dollar	16,033,558	9/20/2023	(395,179)
United States Dollar	6,525,702	Japanese Yen	909,270,000	9/20/2023	82,357
Swiss Franc	1,759,000	United States Dollar	2,054,910	9/20/2023	(26,604)
British Pound	60,000	United States Dollar	76,524	9/20/2023	494

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Forward Foreign Currency Exchange Contracts (continued)
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Goldman Sachs & Co. LLC (continued)
United States Dollar	4,492,874	British Pound	3,434,000	9/20/2023	84,892
British Pound	4,760,000	United States Dollar	6,070,795	9/20/2023	39,279
United States Dollar	336,589	British Pound	264,000	9/20/2023	(2,289)
HSBC Securities (USA) Inc.
United States Dollar	17,997,109	Swiss Franc	16,062,941	9/20/2023	(525,093)
United States Dollar	9,602,264	Australian Dollar	14,301,874	9/20/2023	(21,532)
New Zealand Dollar	13,053,817	United States Dollar	7,931,891	9/20/2023	176,357
Morgan Stanley & Co. LLC
Swiss Franc	160,000	United States Dollar	186,821	9/20/2023	(2,325)
Euro	12,611,635	United States Dollar	13,633,921	9/20/2023	267,694
British Pound	120,000	United States Dollar	155,576	9/20/2023	(1,541)
United States Dollar	15,795,934	British Pound	12,621,349	9/20/2023	(405,196)
Japanese Yen	22,571,000	United States Dollar	162,640	9/20/2023	(2,696)
New Zealand Dollar	218,000	United States Dollar	135,834	9/20/2023	(425)
Australian Dollar	204,000	United States Dollar	138,518	9/20/2023	(1,245)
Swedish Krona	1,446,000	United States Dollar	140,641	9/20/2023	(2,927)
Canadian Dollar	1,421,987	United States Dollar	1,068,334	9/20/2023	10,784
Norwegian Krone	1,202,000	United States Dollar	119,603	9/20/2023	(811)
Standard Chartered Securities
Swedish Krona	15,682,000	United States Dollar	1,455,798	9/20/2023	37,720
British Pound	2,076,000	United States Dollar	2,652,132	9/20/2023	12,682
Australian Dollar	307,000	United States Dollar	210,865	9/20/2023	(4,283)
Japanese Yen	295,997,000	United States Dollar	2,123,505	9/20/2023	(25,986)
United States Dollar	2,315,718	Japanese Yen	330,805,000	9/20/2023	(28,460)
Euro	257,000	United States Dollar	281,374	9/20/2023	1,913

Forward Foreign Currency Exchange Contracts (continued)
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Standard Chartered Securities (continued)
United States Dollar	7,122,129	Euro	6,499,000	9/20/2023	(41,620)
Norwegian Krone	14,336,218	United States Dollar	1,331,869	9/20/2023	84,961
Canadian Dollar	396,000	United States Dollar	299,748	9/20/2023	768
United States Dollar	328,573	Canadian Dollar	435,000	9/20/2023	(1,540)
New Zealand Dollar	1,453,000	United States Dollar	885,637	9/20/2023	16,879
Swiss Franc	837,000	United States Dollar	942,203	9/20/2023	22,943
Gross Unrealized Appreciation					1,167,867
Gross Unrealized Depreciation					(2,031,007)

See notes to consolidated financial statements.

OTC Total Return Swaps
Received Reference Entity	Paid Reference Entity	Counterparties	Maturity Date	Notional Amount	Unrealized (Depreciation) ($)
USD Fixed at 0[1]	USD - Maturity Bank of America Shore 2D Index Series O	Merrill Lynch, Pierce, Fenner & Smith, Inc.	1/29/24	27,430,952	(18,209)
Gross Unrealized Depreciation					(18,209)

1 Underlying reference is the Index which is a basket of underlying securities listed within Custom Basket Table. Payment to or from Counterparties is based on the underlying components of the Basket.

See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon Dynamic Total Return Fund

July 31, 2023 (Unaudited)

The following is a summary of the inputs used as of July 31, 2023 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Exchange-Traded Funds	10,340,938	-	-	10,340,938
Investment Companies	14,162,726	-	-	14,162,726
U.S. Treasury Securities	-	79,033,200	-	79,033,200
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	1,167,867	-	1,167,867
Futures††	2,933,113	-	-	2,933,113
Options Purchased	614,562	-	-	614,562
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	(2,031,007)	-	(2,031,007)
Futures††	(2,129,964)	-	-	(2,129,964)
Swap Agreements††	-	(18,209)	-	(18,209)

† See Consolidated Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills)financial futures, options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Board. These securities are generally categorized within Level 2 of the fair value hierarchy.U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at July 31, 2023 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in the values of interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to market riskinterest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates. The maximum payout for those contracts is limited to the number of call option contracts written and the related strike prices, respectively.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates. The maximum payout for those contracts is limited to the number of put option contracts written and the related strike prices, respectively.

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty non-performance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

Swap Agreements: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the OTC market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

For OTC swaps, the fund accrues for interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap agreements in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date. Upon entering into centrally cleared swap agreements, an initial margin deposit is required with a counterparty, which consists of cash or cash equivalents. The amount of these deposits is determined by the exchange on which the agreement is traded and is subject to change. The change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including upon termination, are recorded as realized gain (loss) in the Statement of Operations.

Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap agreements.

Total Return Swaps: Total return swaps involve commitments to pay interest in exchange for a market-linked return based on a notional principal amount. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the specific reference entity, the fund either receives a payment from or makes a payment to the counterparty, respectively. Total return swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. This risk is mitigated by Master Agreements between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The underlying reference asset could be a security, an index, or basket of investments.

At July 31, 2023, accumulated net unrealized appreciation on investments was $306,139, consisting of $4,507,444 gross unrealized appreciation and $4,201,305 gross unrealized depreciation.

At July 31, 2023, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.